Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations
(16)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2011, 2010 and 2009:

	2011
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,116	4,122	4,172	4,107
Interest expense	1,217	1,117	1,066	1,026

Net interest income	2,899	3,005	3,106	3,081
Provision for loan losses	673	709	309	536
Noninterest income	724	810	858	861
Noninterest expense	2,779	2,964	2,750	3,051
Income tax expense	45	35	297	133

Net income	$126	107	608	222

Per share data:
Basic net income per share	$0.09	0.07	0.40	0.15
Diluted net income per share	0.09	0.07	0.40	0.15
Cash dividends per share	0.00	0.00	0.00	0.00
Book value per share	17.83	17.99	18.44	18.01

	2010
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,084	4,107	4,124	4,295
Interest expense	1,521	1,505	1,470	1,340

Net interest income	2,563	2,602	2,654	2,955
Provision for loan losses	263	509	191	915
Noninterest income	672	714	855	894
Noninterest expense	2,708	2,711	2,764	2,853
Income tax expense	81	29	180	18

Net income	$183	67	374	63

Per share data:
Basic net income per share	$0.12	0.05	0.25	0.04
Diluted net income per share	0.12	0.05	0.25	0.04
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	17.55	17.54	17.84	17.71

	2009
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,325	4,320	4,360	4,311
Interest expense	1,957	1,871	1,821	1,663

Net interest income	2,368	2,449	2,539	2,648
Provision for loan losses	774	67	188	501
Noninterest income	692	810	867	779
Noninterest expense	2,647	2,825	2,880	2,819
Income tax expense (benefit)	(142)	112	101	29

Net income	$(219)	255	237	78

Per share data:
Basic net income (loss) per share	$(0.15)	0.17	0.16	0.06
Diluted net income (loss) per share	(0.15)	0.17	0.16	0.06
Cash dividends per share	0.10	0.00	0.00	0.00
Book value per share	16.57	16.74	16.93	17.41